RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					12 Months Ended
	Jan. 01, 2021	Oct. 01, 2020	Jan. 01, 2020	Jun. 24, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Apr. 16, 2020
Annual service					$ 1,594,124	$ 3,303,581
Shares issued upon exercise of warrants					28,770,478	28,770,478
Payments cashflows					$ 250,000
Rent					$ 48,000	$ 48,000
Shares issued for service shares					7,354,312	22,595,956
Benjamin Kaplan [Member]
Shares issued upon exercise of warrants							3,358,498
Warrants issued during period, value							$ 720,695
Chief Executive Officer [Member]
Annual service					$ 288,000
Annual salary compensation					24,000
Chief Techonology Officer [Member]
Accrued expenses					209,597	$ 209,597
Shares issued for service shares						6,015,793
Shares issued for service value						$ 27,372
Chief Techonology Officer [Member] | Service [Member]
Annual service			$ 120,000
Executive Consulting Agreement [Member]
Accrued expenses					1,009,148	600,748
Equity payable					3,157,789
Annual service					408,400	408,400
Payments to Employees					$ 0
Stock granted description					the CEO shall be granted shares of common stock or new series of preferred shares of the Company that is convertible into common stock equal to 10% of the value of all the consideration, including any stock, cash or debt of such completed transaction.
Equity payable					$ 0	0
Executive Consulting Agreement [Member] | Benjamin Kaplan [Member]
Initial term	36 months			24 months
Common stock issued and outstanding percentage							5.00%	5.00%
Warrants exercise price								$ 0.01
Warrant expiry date								Apr. 16, 2022
Executive Consulting Agreement [Member] | Benjamin Kaplan [Member] | Minimum [Member]
Payment for contingent consideration							$ 500,000
Payment of consideration for rendered services							$ 1,000,000
Executive Consulting Agreement [Member] | Chief Executive Officer [Member]
Equity payable					3,157,789	3,157,789
Annual service					0	0
Other expenses					3,000
Reimbursement expenses					700
Rent					4,000
Consulting Agreement [Member] | Chief Financial Officer [Member]
Minimum payments		$ 1,500
Accrued expense					$ 13,600	$ 13,600